SCHEDULE OF VARIABLE INTEREST ENTITY (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Trading Activity, Gains and Losses, Net [Line Items]
Total current assets	$ 1,424,878		$ 2,028,534	$ 3,912,122
Current liabilities	(1,050,728)		(1,229,295)	(1,312,841)
Net deficit	1,118,178		1,541,941	3,312,972
Cash	1,119,933		1,438,430	2,597,848
Prepaid taxes	86,618		339,367	636,218
Prepayments and deposits	167,042		191,100	295,517
Other payables and accrued liabilities	586,675		713,277	858,355
Total current liabilities	1,050,728		1,229,295	1,312,841
Operating revenues	380,767	$ 408,960	1,856,564	1,016,962
Gross profit	252,408	335,529	1,190,522	719,629
Loss from operations	(453,885)	(272,232)	(1,533,266)	(1,858,568)
Net loss	(425,840)	(299,097)	(1,686,899)	(2,524,244)
Variable Income Interest Rate [Member]
Trading Activity, Gains and Losses, Net [Line Items]
Total current assets	3,337		3,350	18,850
Current liabilities	(43,655)		(43,512)	(51,272)
Net deficit	(40,318)		(40,162)	(32,422)
Cash	1,560		1,609	17,493
Prepaid taxes	1,736		1,741	1,357
Prepayments and deposits	41
Accounts payable – intercompany	42,297		42,422	49,724
Other payables and accrued liabilities	1,358		1,090
Total current liabilities	43,655		43,512	51,272
Operating revenues
Gross profit
Loss from operations	(278)	(4,942)	(9,432)	(21,966)
Net loss	$ (278)	$ (4,942)	(9,432)	(27,966)
Other payables and accrued liabilities			$ 1,090	$ 1,548